Note 13 - Stock-based Compensation	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
13.	Stock-based compensation

The Company has a stock option plan for certain officers, key full-time employees and directors of the Company and its subsidiaries, other than its Chairman & CEO who has a Long Term Arrangement as described in note
12.
Options are granted at the market price for the underlying shares on the day immediately prior to the date of grant. Each option vests over a four
-year term, expires
five
years from the date granted and allows for the purchase of
one
Subordinate Voting Share. All Subordinate Voting Shares issued are new shares. As at
December 31, 2018,
there were
1,621,500
options available for future grants.

Grants under the Company’s stock option plan are equity-classified awards. Stock option activity for the years ended
December 31, 2018
and
2017
was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Shares issuable under options - December 31, 2016	1,602,850	$30.31
Granted	450,000	46.21
Exercised	(285,700)	19.74
Forfeited	(13,875)	40.10
Shares issuable under options - December 31, 2017	1,753,275	$36.03
Granted	470,000	67.32
Exercised	(278,975)	26.60
Forfeited	(46,875)	39.66
Shares issuable under options - December 31, 2018	1,897,425	$45.08	2.5	$24,676
Options exercisable - End of year	746,125	$35.60	1.6	$14,495

The Company incurred stock-based compensation expense related to these awards of
$6,394
during the year ended
December 31, 2018 (
2017
-
$4,425
).

As at
December 31, 2018,
the range of option exercise prices was
$29.02
to
$67.85
per share. Also as at
December 31, 2018,
the aggregate intrinsic value and weighted average remaining contractual life for in-the-money options vested and expected to vest were
$24,676
and
2.0
years, respectively.

The following table summarizes information about option exercises during years ended
December 31, 2018
and
2017:

	2018	2017

Number of options exercised	278,975	285,700

Aggregate fair value	$17,823	$14,213
Intrinsic value	10,403	8,572
Amount of cash received	7,420	5,641

Tax benefit recognized	$73	$102

As at
December 31, 2018,
there was
$6,419
of unrecognized compensation cost related to non-vested awards which is expected to be recognized over the next four
years. During the year ended
December 31, 2018,
the fair value of options vested was
$4,427
(
2017
-
$3,422
).

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model, utilizing the following weighted average assumptions:

	2018	2017

Risk free rate	2.2%	1.5%
Expected life in years	4.75	4.75
Expected volatility	29.7%	28.9%
Dividend yield	0.1%	0.2%

Weighted average fair value per option granted	$19.41	$12.36

The risk-free interest rate is based on the implied yield of a zero
-coupon US Treasury bond with a term equal to the option’s expected term. The expected life in years represents the estimated period of time until exercise and is based on historical experience. The expected volatility is based on the historical prices of the Company’s shares over the previous four
years.